Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
ArcLight
Initial Public Offering (Details) [Line Items]
Initial Public Offering
Note 3—Initial Public Offering
On September 25, 2020, the Company consummated its Initial Public Offering of 25,000,000 Units, at $10.00 per Unit, generating gross proceeds of $250.0 million, and incurring offering costs of approximately $14.4 million, inclusive of approximately $8.8 million in deferred underwriting commissions. On September 29, 2020, the Company issued an additional 2,750,000 Over-Allotment Units pursuant to the partial exercise by the underwriters of their over-allotment option in connection with the Initial Public Offering. The Over-Allotment Units were priced at $10.00 per Unit, generating total gross proceeds of $27.5 million and incurring additional offering costs of approximately $1.5 million, inclusive of approximately $1.0 million in deferred underwriting commissions.
Each Unit consists of one Class A ordinary share and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 7).

Note 4 — Initial Public Offering
On September 25, 2020, the Company consummated its Initial Public Offering of 25,000,000 Units, at $10.00 per Unit, generating gross proceeds of $250.0 million, and incurring offering costs of approximately $14.4 million, inclusive of approximately $8.8 million in deferred underwriting commissions. On September 29, 2020, the Company issued an additional 2,750,000 Over-Allotment Units pursuant to the partial exercise by the underwriters of their over-allotment option in connection with the Initial Public Offering. The Over-Allotment Units were priced at $10.00 per Unit, generating total gross proceeds of $27.5 million and incurring additional offering costs of approximately $1.5 million, inclusive of approximately $1.0 million in deferred underwriting commissions.
Each Unit consists of one Class A ordinary share and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 8).